Segment Information Segment reporting (narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Princeton [Member]	Dec. 31, 2012 Princeton [Member]	Dec. 31, 2011 Princeton [Member]	Dec. 31, 2013 San Francisco [Member]	Dec. 31, 2012 San Francisco [Member]	Dec. 31, 2011 San Francisco [Member]	May 31, 2013 767 5th Avenue (The General Motors Building) [Member] partners
Segment Reporting Information [Line Items]
Reclassification between general and administrative expense and real estate operating expenses	$ 8.1	$ 7.7	$ 7.5	$ 1.4	$ 1.6	$ 1.5	$ 6.7	$ 6.1	$ 6.0
Number of Joint Venture Partners										2